Net Investment Income	12 Months Ended
Dec. 31, 2019
Net Investment Income [Abstract]
NET INVESTMENT INCOME
22.	NET INVESTMENT INCOME

	2019	2018	2017
	USD	USD	USD

Interest income	10,866,051	9,698,069	8,632,460
Dividends from equities at FVTOCI	721,240	342,800	-
Dividends from equities at FVTPL	391,222	701,076	-
Dividends	-	-	1,490,607

Realized gains and losses on investments

Net gain on sale of available-for-sale investments	-	-	3,133,556
Realized loss on sale of bonds at FVTOCI	(628,523)	(763,569)	-
Realized gain on sale of FVTPL equities and mutual funds	946,952	2,048,908	-

Unrealized gains and losses on investments
Fair value changes of held for trading investments	-	-	95,582
Unrealized loss on revaluation of financial assets at FVTPL	1,590,964	(948,802)	-

Gains and losses from investments in properties

Realized gain on sale of investment properties	678,516	-	-
Fair value (loss) gain on investment properties (note 12)	(304,482)	93,934	18,148
Rental income	203,076	606,862	1,007,983

Impairment and expected credit losses on investments
Impairment on available for sale investments	-	-	(71,863)
Expected credit loss on financial assets at FVOCI	22,764	(29,903)	-
Release of expected credit loss on financial assets at amortized cost	12,827	6,248	-

Investments custodian fees and other investments expenses	(1,126,531)	(1,445,327)	(1,741,631)
	13,374,076	10,310,296	12,564,842